Organization and principal activities	12 Months Ended
Dec. 31, 2012
Organization and principal activities

1. Organization and principal activities

Acorn International, Inc. (“Acorn International”) was incorporated in Cayman Islands on December 20, 2005. China DRTV, Inc. (“China DRTV”) was incorporated in the British Virgin Islands (“BVI”) on March 4, 2004.

Acorn International and its subsidiaries and variable interest entities (“VIEs”) (collectively, the “Group”) is an integrated multi-platform marketing company in China which develops, promotes and sells products. The Group’s two primary sales platforms are integrated direct sales and a nationwide distribution network. Direct sales platforms include TV direct sales, outbound calls, Internet sales, catalogs sales, third-party bank channel sales and direct sales through print media and radio. Direct sales are not only combined with the nationwide distribution network to market and sell the Group’s products to consumers, but also used to promote and sell third-party branded products to consumers pursuant to joint sales arrangements.

Consolidated subsidiaries and changes to consolidated subsidiaries

As of December 31, 2012, the subsidiaries of Acorn International were as follows:

Name of subsidiaries	Percentage of ownership	Date of incorporation	Place of incorporation
China DRTV, Inc. (“China DRTV”)	100%	March 4, 2004	BVI
Smooth Profit Limited (“Smooth Profit”)	100%	September 18, 2007	BVI
MK AND T Communications Limited (“MK AND T”)	100%	October 27, 1998	Hong Kong
Bright Rainbow Investments Limited (“Bright Rainbow”)	100%	October 29, 2007	Hong Kong
Shanghai Acorn Advertising Broadcasting Co., Ltd. (“Shanghai Advertising”)	100%	August 19, 2004	PRC
Shanghai HJX Digital Technology Co., Ltd. (“Shanghai HJX”)	100%	August 23, 2004	PRC
Acorn International Electronic Technology (Shanghai) Co., Ltd. (“Acorn Electronic”)	100%	August 23, 2004	PRC
Acorn Information Technology (Shanghai) Co., Ltd. (“Acorn Information”)	100%	August 27, 2004	PRC
Beijing Acorn Youngleda Oxygen Generating Co., Ltd. (“Beijing Youngleda”)	100%	October 20, 2004	PRC
Yiyang Yukang Communication Equipment Co., Ltd. (“Yiyang Yukang”)	100%	November 29, 2005	PRC
Zhuhai Sunrana Bio-tech Co., Ltd. (“Zhuhai Sunrana”)	51%	June 16, 2006	PRC
Shanghai Acorn Enterprise Management Consulting Co., Ltd. (“Acorn Consulting”)	100%	November 8, 2006	PRC
Zhuhai Acorn Electronic Technology Co., Ltd. (“Zhuhai Acorn”)	100%	September 26, 2006	PRC
Beijing HJZX Software Technology Development Co., Ltd. (“Beijing HJZX”)	100%	January 22, 2007	PRC
Zhongshan Meijin Digital Technology Co., Ltd. (“Zhongshan Meijin”)	75%	February 13, 2007	PRC
Acorn Trade (Shanghai) Co., Ltd. (“Acorn Trade”)	100%	December 13, 2007	PRC
Shanghai Acorn HJX Software Technology Development Co., Ltd. (“HJX Software”)	100%	May 12, 2009	PRC
Wuxi Acorn Enterprise Management Consulting Co., Ltd. (“Wuxi Acorn”)	100%	January 29, 2010	PRC

In January 2010, Shanghai An-Nai-Chi Automobile Maintenance Products Co., Ltd. (“Shanghai An-Nai-Chi”), a previously consolidated subsidiary engaged in manufacturing and selling autocare products, received a cash injection of $1.5 million from a third party investor. Upon the completion of the capital injection, the Group’s equity interests in Shanghai An-Nai-Chi decreased from 51.0% to 33.2% and the Group lost control and ceased to consolidate Shanghai An-Nai-Chi as a subsidiary. The Group accounts for the retained investment in Shanghai An-Nai-Chi using the equity method of accounting.

In May 2011, U King Communication Equipment (Hong Kong) Limited (“U King Hong Kong”), a previously consolidated subsidiary of the Group, was deregistered and the Group ceased to consolidate U King Hong Kong upon the completion of this deregistration.

In December 2011, the Group sold all of its 51% equity interest in Acorn Hong Kong Holdings Limited. (“Acorn Hong Kong”), a previously consolidated subsidiary of the Group for cash consideration of HK$6.1 million ($0.8 million USD equivalent). Upon the completion of the disposal, the Group ceased to consolidate Acorn Hong Kong as a subsidiary. The gain on the disposition of the investment in Acorn Hong Kong in 2011 was $55,379 and was recognized in other income in the consolidated statement of operations.

VIE Arrangements

As of December 31, 2012, the variable interest entities of Acorn International were as follows:

Name of variable interest entities	Date of incorporation	Place of incorporation
Beijing Acorn Trade Co., Ltd. (“Beijing Acorn”)	March 19, 1998	PRC
Shanghai Acorn Network Technology Development Co., Ltd. (“Shanghai Network”)	November 2, 2004	PRC

People’s Republic of China (“PRC”) laws and regulations restrict foreign ownership of entities engaged in direct sales in China. To comply with PRC laws and regulations, Acorn International conducts its direct sales through two VIEs (Beijing Acorn and Shanghai Network) which hold direct sales licenses. The two VIEs are owned 100% by two PRC nationals: Yang Dongjie (or Don Dongjie Yang), Acorn International’s co-founder, Chief Executive Officer (“CEO”) and director, and Mr. Weiguo Ge, one of the assistant general managers of our finance department. Each of the two VIEs was established by the two shareholders on behalf, and for the exclusive benefits of Acorn International. Acorn Information, a wholly-owned subsidiary of Acorn International, entered into various agreements with each of the two VIEs and their shareholders, including (i) Irrevocable Powers of Attorney, under which each of the two shareholders of the VIEs granted to Acorn Information the power to exercise all voting rights as a shareholder of the VIEs, (ii) Loan Agreements, under which Acorn Information made interest-free loans to the shareholders of the VIEs in an aggregate amount of approximately RMB162.5 million (equivalent to US$25.9 million) and agreed to make additional interest-free loans not exceeding approximately RMB30.4 million (equivalent to US$4.8 million) for capital contributions by the shareholders in the VIEs, (iii) Operation and Management Agreements, under which the shareholders of the VIEs agreed that Acorn Information directs the day-to-day operational and financial activities of the VIEs including appointing directors and senior management, and that the VIEs do not conduct any transactions which might substantially affect their assets, obligations, rights and business operations without the prior written consent of Acorn Information, (iv) Equity Pledge Agreements, under which the shareholders of the VIEs pledged all of their equity interests in the VIEs to Acorn Information as collateral to guarantee the performance of the VIEs under the Operation and Management Agreements and the Exclusive Technical Services Agreements as described below, as well as their personal obligations under the Loan Agreements, (v) Exclusive Purchase Agreements, under which the shareholders of the VIEs irrevocably granted Acorn Information an exclusive option to purchase at any time if and when permitted under PRC law, all or any portion of their equity interests in the VIEs for a price that is the minimum amount permitted by PRC law, and (vi) Technical Service Agreements, under which Acorn Information became the exclusive provider of technical support and consulting services to the VIEs in exchange for service fees.

Through the above arrangements, Acorn Information holds all the variable interests of the two VIEs and has power to direct the activities that most significantly impact the economic success of the VIEs and absorbs the majority of the economic risks and rewards of the VIEs through service fees. The nominal shareholders lack the ability to make decisions that have a significant effect on the VIEs’ operations and do not absorb the expected losses because the capital of the VIEs were funded using loans borrowed from Acorn Information. Therefore, Acorn International is the primary beneficiary of the two VIEs and accordingly, the financial statements of Beijing Acorn and Shanghai Network have been consolidated with Acorn International as its subsidiaries since they were established.

The ownership structures of Acorn Information and each of the two VIEs are in compliance with existing PRC laws and regulations according to the opinions of the Group’s PRC legal counsel. The contractual arrangements among Acorn Information and the two VIEs and their shareholders are valid, binding and enforceable. However, there are uncertainties regarding the interpretation and application of current and future PRC laws and regulations. The PRC regulatory authorities that regulate foreign investment in direct sales companies may take a view in the future that is contrary to the above opinions of the Group’s PRC legal counsel. If the current agreements that establish the structure for conducting the Group’s PRC direct sales business were found to be in violation of existing or future PRC laws or regulations, the Group may be required to restructure its ownership structure and direct sales operations in the PRC to comply with PRC laws and regulations, which may affect the Group’s financial position and cash flows related to these VIE structures. In addition, there are uncertainties in the PRC legal system that could limit the Group’s ability to enforce these contractual agreements in the event that the consolidated VIEs or their shareholders fail to meet their contractual obligations. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Group’s PRC subsidiaries and VIEs;

•	discontinue or restrict the operations of any related-party transactions among the Group’s PRC subsidiaries and VIEs;

•	limit the Group’s business expansion in China by way of entering into contractual arrangements;

•	impose fines or other requirements with which the Group’s PRC subsidiaries may not be able to comply;

•	require the Group or the Group’s PRC subsidiaries to restructure the relevant ownership structure or operations; or

Restrict or prohibit the Group’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China. The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and its shareholder, and it may lose the ability to receive economic benefits from the VIEs. The Group, however, does not believe such actions would result in the liquidation or dissolution of the Group or the VIEs.

The aforementioned two shareholders are the shareholders of the Group, which owns all of the equity interests in the VIEs and the two shareholders are also beneficial owners of the Group. The interests of the two shareholders as the beneficial owners of the VIEs may differ from the interests of the Group as a whole, since the two shareholders hold 12.2% of the total common shares issued and outstanding as of December 31, 2012. The Group cannot assure that when conflicts of interest arise, the two shareholders will act in the best interests of the Group or that conflicts of interests will be resolved in the Group’s favor. Currently, the Group does not have existing arrangements to address potential conflicts of interest the two shareholders may encounter in their capacity as beneficial owners, director and officer of the VIEs, on the one hand, and as beneficial owners, director and officer of the Group, on the other hand. The Group believes the two shareholders will not act contrary to any of the contractual arrangements and the Exclusive Purchase Agreements provides the Group with a mechanism to remove the two shareholders as beneficial shareholders of the VIEs should he act to the detriment of the Group. The Group relies on the two shareholders as directors and executive officers of the Group, to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Group. If the Group cannot resolve any conflicts of interest or disputes between the Group and the two shareholders, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Group believes that its ability to direct the activities of the two VIEs that most significantly impact the VIEs’ economic performance is not affected by the above uncertainties in the PRC legal system. Accordingly, the two VIEs continue to be consolidated VIEs of the Group.

Summary financial information of the Group’s two VIEs included in the accompanying consolidated financial statements is as follows:

	For the years ended December 31,
	2010	2011	2012
Net revenues	$195,749,845	$290,145,402	$190,302,130

Net income	$5,243,804	$6,876,485	$1,765,918

The VIEs contributed an aggregate of 66.8%, 80.1% and 78.5% of the consolidated net revenues for the years ended December 31, 2010, 2011 and 2012, respectively. The Group’s operations not conducted through contractual arrangements with the VIE primarily consist of its distribution sale business. As of the fiscal years ended December 31, 2011 and 2012, the VIEs accounted for an aggregate of 14.8% and 12.5%, respectively, of the consolidated total assets, and 23.1% and 25.5%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalents, short-term investments, inventory, prepaid land use right and property and equipment, net.

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Group or any of its consolidated subsidiaries. Should the VIEs require financial support, the Group or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Group in the form of loans and advances or cash dividends.